Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OCI before reclassifications	$ (321)	$ (463)	$ 228
Amounts reclassified from AOCI	172	8	(14)
Impact of ST-Ericsson deconsolidation			60
OCI Balance	(149)	(455)	274
Cumulative tax impact	(4)	26	(26)
OCI Balance, net of tax	(153)	(429)	248
Balance	420	569	1,024	$ 750
Cumulative tax impact	40	44	18	44
Balance, net of tax	460	613	1,042	794
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	(117)	(116)	40
Amounts reclassified from AOCI	170	2	(28)
OCI Balance	53	(114)	12
Cumulative tax impact		5	(3)
OCI Balance, net of tax	53	(109)	9
Balance	(23)	(76)	38	26
Cumulative tax impact			(5)	(2)
Balance, net of tax	(23)	(76)	33	24
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
OCI before reclassifications		1	2
OCI Balance		1	2
Cumulative tax impact			3
OCI Balance, net of tax		1	5
Balance	2	2	1	(1)
Cumulative tax impact				(3)
Balance, net of tax	2	2	1	(4)
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(2)	(76)	82
Amounts reclassified from AOCI	12	6	14
Impact of ST-Ericsson deconsolidation			11
OCI Balance	10	(70)	107
Cumulative tax impact	(4)	21	(26)
OCI Balance, net of tax	6	(49)	81
Balance	(160)	(170)	(100)	(207)
Cumulative tax impact	40	44	23	49
Balance, net of tax	(120)	(126)	(77)	(158)
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	(202)	(272)	104
Amounts reclassified from AOCI	(10)
Impact of ST-Ericsson deconsolidation			49
OCI Balance	(212)	(272)	153
OCI Balance, net of tax	(212)	(272)	153
Balance	601	813	1,085	932
Balance, net of tax	$ 601	$ 813	$ 1,085	$ 932